Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net, consists of the following:

	September 30, 2022	December 31, 2021
Buildings	$14,180	$14,180
Computer hardware	3,112	3,051
Tooling, machinery, and equipment	8,916	8,868
Vehicles	337	337
Computer software	4,027	1,032
Leasehold improvements	383	297
Construction in process	391,880	275,048
Less: Accumulated depreciation	(11,178)	(9,678)
Total property and equipment, net	$411,657	$293,135

Depreciation expense related to property and equipment totaled $799 and $659 for the three months ended September 30, 2022 and 2021, respectively, and $2,271 and $2,529 for the nine months ended September 30, 2022 and 2021, respectively.

6. Property and Equipment, Net

Property and equipment, net, consists of the following as of December 31:

	2021	2020
Land	$—	$13,043
Buildings	14,180	21,899
Building improvements	—	8,940
Computer hardware	3,051	4,058
Tooling, machinery and equipment	8,868	5,451
Vehicles	337	583
Computer software	1,032	7,095
Leasehold improvements	297	298
Construction in process	275,048	251,633
Less: Accumulated depreciation	(9,678)	(19,067)
Total property and equipment, net	$293,135	$293,933

The Company’s construction in process (“CIP”) is primarily related to the construction of tooling, machinery and equipment for the Company’s production facility in Hanford, California. Tooling, machinery, and equipment are either held at Company facilities, primarily the Hanford plant, or at the vendor’s location until the tooling, machinery and equipment is completed. Of the $275,048 and $251,633 of CIP, $43,496 and $42,734 is held at Company facilities and $231,552 and $208,899 is held at vendor locations as of December 31, 2021 and 2020, respectively.

Depreciation and amortization expense totaled $8,158 and $3,517 for the years ended December 31, 2021 and 2020, respectively.

On February 4, 2019, the Company entered into a Purchase and Sale Agreement (“PSA”) for the Company’s headquarters (“HQ”) with Atlas Capital Investors V, LP (“Atlas”) for a sale price of $29,000. In March 2019, the Company entered into an agreement to lease its headquarters back from Atlas for a term of three years, with an option to repurchase the property at any time prior to the expiration of the lease for a purchase price equal to the greater of $44,029 or the fair market value of the HQ, as determined in accordance with the lease agreement. Due to the inclusion of the purchase option in the lease agreement, the Company was considered to have continuing involvement and, thus, accounted for the transaction as a failed sale leaseback, with the HQ assets subject to the sale leaseback remaining on the balance sheet and the sale proceeds recorded as a liability in accordance with the financing method. The Company recognized a $29,000 financing obligation recorded in Accrued expenses and other current liabilities and Capital leases, less current portion on the Consolidated Balance Sheets as of December 31, 2020. No gain or loss was record on the failed sale-leaseback. The Company continued to capitalize and depreciate the HQ asset. The ongoing lease payments to Atlas were recorded as reductions to the finance obligation and Interest Expense in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021 and 2020. The Company recorded interest expense of $1,464 and $1,760 and during the years ended December 31, 2021 and 2020, respectively.

On October 29, 2021, the purchase option for the Gardena headquarters expired. Accordingly, the Company removed from its Consolidated Balance Sheets the HQ asset, net and finance obligation in the amounts of $25,381 and $28,880, respectively, resulting in a gain of $3,499. The Company recognized the gain using the installment method, deferring the gain and recognizing it over the remaining lease term of five years by applying the percentage of profit inherent in the transaction to the remaining lease payments.

Capital leases of $14,180 and $43,882 have been capitalized within property and equipment as of December 31, 2021 and 2020, respectively. The Company has three capital leases, one in Gardena, California for its headquarters and two equipment leases.

Due to the build out of the Company’s manufacturing facility in Hanford, California, the Company established an asset retirement obligation (“ARO”) of $2,974 during the year ended December 31, 2021. The Company recorded an ARO liability and a corresponding ARO asset, within tooling, machinery, and equipment. The ARO asset is depreciated to operating expense over the remaining term of the lease through December 2027.

During 2021, the Company disposed of $72,055 of CIP relating to the abandonment of certain FF 91 program assets, primarily vendor tooling, machinery and equipment, due to the redesign of the related FF 91 components and implementation of the Company’s cost reduction program. Disposals of CIP of $64,191 were charged to operating expenses in the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2021. In addition, there were disposals of CIP of $7,864, which reduced Accounts Payable in the Consolidated Balance Sheets as of December 31, 2021.